Deferred Acquisition Consideration (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance of contingent payments	$ 74,671		$ 82,598		$ 82,598	$ 119,086
Payments	1,125				30,719	54,947
Redemption value adjustments	(2,575)		(6,834)		15,450	3,512
Additions	1,389				7,145	14,943
Foreign translation adjustment	(185)				197	4
Ending balance of contingent payments	72,175	$ 74,671		$ 82,598	74,671	82,598
Deferred acquisition consideration	72,736	75,220		83,695	75,220	83,695
Stock-based compensation	2,025		809		10,048	7,191
Fixed payments
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Deferred acquisition consideration	561	549		1,097	549	1,097
Contingent Payment
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
(Income) loss attributable to fair value adjustments	$ (4,600)	$ 9,030	$ (7,643)	$ (8,979)	$ 5,402	$ (3,679)